Segment Information - Reconciliation from Consolidated Operating Profit to Income (Loss) Before Income Taxes and Equity in Income of Unconsolidated Subsidiaries and Affiliates Under US GAAP (Detail) - USD ($)
$ in Millions
		3 Months Ended		6 Months Ended
		Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Segment Reporting [Abstract]
Operating profit		$ 523	$ 488	$ 780	$ 720
Restructuring expenses		(12)	(10)	(24)	(25)
Interest expenses of Industrial Activities, net of interest income and eliminations	[1]	(122)	(120)	(225)	(239)
Other, net	[2]	(56)	(117)	(119)	(685)
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates		$ 333	$ 241	$ 412	$ (229)

[1]	In the three and six months ended June 2017, Interest expenses includes a charge of $17 million related to the early redemption of all the outstanding $636 million aggregate principal amount of Case New Holland Industrial Inc. 7.875% Senior Notes due 2017.
[2]	In the three and six months ended June 2016, Other, net included a non-recurring charge of $49 million and $551 million, respectively, as a result of the European Commission settlement. For more information on this matter, see “Note 14: Commitments and Contingencies”.